DODIE KENT
Vice President and
Associate General Counsel
(212) 314-3970
Fax: (212) 314-3953

VIA EDGAR

May 4, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MONY Life Insurance Company of America
MONY America Variable Account A
File Nos. 333-59717 and 811-05166
CIK 0000814378

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

MONY Life Insurance Company of America

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104